Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Effect of movements in exchange rates on cash and cash equivalents	$ 10,847	$ (6,337)	[1]

[1]	Recasted for presentation of $6,337 from Net cash used in financing activities to the Effect of movements in exchange rates on cash and cash equivalents.